Accounts payable, accrued and other liabilities	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Accounts payable, accrued and other liabilities	10Accounts payable, accrued and other liabilities
	2020	2019
	$	$
Trade payables	4,757	3,665
Accrued and other liabilities	4,404	2,477
Payroll taxes	21	15
Amounts due to Directors	58	60

	9,240	6,217